Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$463	$353
Bank deposits	10,575	9,433
	11,038	9,786
Cash equivalents (investments with maturities of less than three months)
Commercial paper	$6,144	$20,110
Negotiable certificates of deposit	7,600	1,700
Time deposits	2,863	2,451
Repurchase agreements collateralized by bonds	—	3
	16,607	24,264
	$27,645	$34,050

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds

The annual yield rates of bank deposits, commercial paper, negotiable certificates of deposit, time deposits and repurchase agreements collateralized by bonds as of balance sheet dates were as follows:

	December 31
	2018	2019
Bank deposits	0.00%-0.50%	0.00%-0.74%
Commercial paper	0.47%-0.57%	0.47%-0.54%
Negotiable certificate of deposit	0.55%-0.60%	0.58%-0.60%
Time deposits	0.09%-4.40%	0.09%-4.40%
Repurchase agreements collateralized by bonds	-	1.90%